Offerings	May 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.05% Senior Notes due 2031
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.99981
Maximum Aggregate Offering Price	$ 399,924,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,228.37
Offering Note	This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3ASR
(File
No. 333-286915)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.75% Senior Notes due 2035
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99924
Maximum Aggregate Offering Price	$ 649,506,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,439.37
Offering Note	This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3ASR
(File
No. 333-286915)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.45% Senior Notes due 2055
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99657
Maximum Aggregate Offering Price	$ 697,599,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 106,802.41
Offering Note	This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3ASR
(File
No. 333-286915)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.